Interest-Bearing Loans and Borrowings - Summary of Redemption in Outstanding Principal Amount of Notes (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
2.25% Notes due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Apr. 25, 2019
Issuer	ABISA
Title of series of notes issued exchanged percentage	2.25%
Title of series of notes issued exchanged due maturity period	Notes due 2020
Currency	EUR
Aggregate principal amount outstanding	$ 750
Principal amount redeemed	$ 750
3.750% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Apr. 25, 2019
Issuer	ABIWW
Title of series of notes issued exchanged percentage	3.75%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Currency	USD
Aggregate principal amount outstanding	$ 1,249
Principal amount redeemed	$ 1,249
3.300% Notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Apr. 25, 2019
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.30%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Currency	USD
Aggregate principal amount outstanding	$ 3,114
Principal amount redeemed	$ 315
0.625% Notes due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Oct. 29, 2019
Issuer	ABISA
Title of series of notes issued exchanged percentage	0.625%
Title of series of notes issued exchanged due maturity period	Notes due 2020
Currency	EUR
Aggregate principal amount outstanding	$ 1,750
Principal amount redeemed	$ 1,750
2.650% Notes due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Oct. 29, 2019
Issuer	ABIFI
Title of series of notes issued exchanged percentage	2.65%
Title of series of notes issued exchanged due maturity period	Notes due 2021
Currency	USD
Aggregate principal amount outstanding	$ 2,449
Principal amount redeemed	$ 2,449
2.500% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Oct. 29, 2019
Issuer	ABIWW
Title of series of notes issued exchanged percentage	2.50%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Currency	USD
Aggregate principal amount outstanding	$ 1,704
Principal amount redeemed	$ 525
2.500% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Nov. 12, 2019
Issuer	ABIWW
Title of series of notes issued exchanged percentage	2.50%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Currency	USD
Aggregate principal amount outstanding	$ 1,179
Principal amount redeemed	$ 725